Note 2 - Assets Held For Sale - Assets and Liabilities Held For Sale (Details) - Disposal Group, Held-for-sale, Not Discontinued Operations [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment (net)	$ 8,656
Current Assets Held For Sale	$ 8,656	$ 0